Commitments and contingencies	12 Months Ended
Dec. 31, 2019
Commitments and contingencies [abstract]
Disclosure of commitments and contingent liabilities
39.	Commitments and contingencies
Operating lease commitments—Group as a lessee
The Group has elected not to recognize right of use assets and lease liabilities for short-term leases that have a lease term of 12 months or less and leases of low value assets. Expenses related to short-term leases and lease of low-value assets amount to €2,875 (€2,532 in 2018). Future minimum rentals payable under non-cancellable operating leases are as follows:

	December 31, 2019*	December 31, 2018*
	€	€
Not later than 1 year	51	682
Later than 1 year and not later than 5 years	3	3
Later than 5 years	—	—

	54	685

*	The figures shown above are the minimum rentals payable which are payments of short-term lease and lease of low value assets under IFRS16, which are not capitalized as lease liabilities.
Commitments
The Group had commitments of €1,938,178 and €1,399,346 which comprise of future payment obligations to commercial rights owners in relation with a full buy-out
model as at December 31, 2019 and December 31, 2018, respectively.
Contingent Liabilities
Contingent liabilities include joint and several guarantees (minimum guarantees and guarantees for corporate existence) for some of the subsidiaries of the Group, mainly towards an international sports federation, of €180,500 and €179,923 as at December 31, 2019 and 2018 respectively. The increase is due to exchange difference impacts.
The Group guaranteed minimum revenues to some of its customers/suppliers when it is acting as an agent/advisor for the sale of media and sponsorship rights. The Group’s exposure to the guaranteed minimum revenues were €1,154,933 and €1,208,954 as at December 31, 2019 and 2018 respectively.
Standby Letter of Credit
The Group has entered into standby letters of credit in the total amounts of €684 and €1,638 as at December 31, 2019 and 2018, respectively, with various financial institutions that guarantee certain future payments required to be made in connection with leasing arrangements and acquisitions.
Legal claim contingency
In November 2018, a customer filed a claim for the alleged infringement of certain contractual obligations, which cause significant damages on it for an amount of €13,500. The Group has been advised by its legal counsel that it is only possible, but not probable, that an action will succeed. At this stage the lawsuit seems to be unsupported by evidence. In a first trial in March 2019, the court has suggested to the customer that the claim is not defensible, but the final decision is still outstanding.
In October 2019, a customer filed a lawsuit seeking damages in excess of €714 for alleged breach of contract and for violation of the U.S. Computer Fraud and Abuse Act. In 2019, the Group filed a motion to dismiss the complaint, which the customer opposed. The Group filed its reply brief in January 2020 and expects a decision on the Motion to Dismiss within the next couple of months.
The Company’s class action
As of December 31, 2019, there was a complaint filed in the United States District Court for the District of Oregon, naming the Company and certain of its current and former directors and officers as defendants in a putative shareholder class action lawsuit in connection with the Company’s initial public offering. This case is in its preliminary stages, and the Company cannot reliably estimate the likelihood of an unfavorable outcome or provide any estimate of the amount or range of any potential loss. The Company did not accrue any loss contingencies as of December 31, 2019, as the Company did not consider an unfavorable outcome in any material respects in this lawsuit to be probable. The Company believes that the claims against it are without merit and intends to vigorously defend this lawsuit.
European Commission request
The European Commission sent a request for information to four subsidiaries of the Group in connection with the alleged anti-competitive behavior in the European Union and European Economic Area relating to the distribution, management and marketing of media rights and/or related rights issued by certain sports federations, sports clubs and other rights holders. The Group provided all the information requested by the European Commission by September 2019 and no further actions taken by the European Commission. The Group did not recognize any provisions regarding to this matter since the European Commission only made an information request.